Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Opening total development costs	$ 13,056,478	$ 10,559,601
Development during the period	744,333	516,639
Closing total development costs	$ 13,800,811	$ 11,076,240